Note 2. Summary of Significant Accounting Policies (Notes)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
In preparing our financial statements, we use estimates and assumptions that may affect reported amounts and disclosures. Estimates are used when accounting for investments; depreciation; amortization; leases; accrued liabilities including restructuring and warranties; derivatives, including the embedded conversion option, note hedges, and warrants associated with our outstanding senior convertible notes; stock-based compensation; income taxes; renewable energy system installation and related costs; percentage-of-completion on long-term construction contracts; the fair value of assets and liabilities recorded in connection with business combinations; and asset valuations, including allowances, among others.
These estimates and assumptions are based on current facts, historical experience and various other factors that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of revenue, costs and expenses that are not readily apparent from other sources. To the extent there are material differences between the estimates and actual results, our future results of operations would be affected.
Reclassifications
Certain amounts in prior fiscal years have been reclassified to conform with the presentation adopted in the current fiscal year.
Principles of Consolidation
Our consolidated financial statements include the accounts of SunEdison, Inc., entities in which we have a controlling financial interest and variable interest entities ("VIEs") for which we are the primary beneficiary. We record noncontrolling interests for non-wholly owned consolidated subsidiaries.  All significant intercompany balances and transactions among our consolidated subsidiaries have been eliminated. We have also eliminated our pro-rata share of sales, costs of goods sold and profits related to sales to equity method investees.
Variable Interest Entities
Our business involves the formation of special purpose vehicles (referred to as “project companies”) to own the project assets and execute agreements for the construction and maintenance of the assets, as well as power purchase agreements or feed in tariff agreements with the counterparties who purchase the electricity generated from the renewable energy systems once they are operating. We may establish joint ventures with non-related parties to share in the risks and rewards associated with renewable energy system development, which are facilitated through equity ownership of a project company. The project companies engage us to engineer, procure and construct the renewable energy system and may separately contract with us to perform predefined operational and maintenance services post construction. We evaluate the terms of these contracts and the joint venture agreements to determine if the entity is a variable interest entity ("VIE"), and if so, whether we are the primary beneficiary of the VIE.
VIEs are primarily entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders, as a group, lack one or more of the following characteristics: (a) direct or indirect ability to make decisions; (b) obligation to absorb expected losses; or (c) right to receive expected residual returns. We evaluate VIEs quantitatively and qualitatively to identify the primary beneficiary, which is the reporting entity that has (a) the power to direct activities of a VIE that most significantly impact the VIEs economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes. A VIE should have only one primary beneficiary, but may not have a primary beneficiary if no party meets the criteria described above.
To identify a VIE's primary beneficiary, we perform a qualitative assessment to determine which party, if any, has the power to direct activities of the VIE and the obligation to absorb losses and/or receive its benefits. We therefore identify the activities that most significantly impact the VIE's economic performance and determine whether we, or another party, has the power to direct those activities. When evaluating whether we are the primary beneficiary of a VIE, and therefore whether we must consolidate the entity, we perform a qualitative analysis that considers the design of the VIE, the nature of our involvement and the variable interests held by other parties. If that evaluation is inconclusive as to which party absorbs a majority of the entity’s expected losses or residual returns, a quantitative analysis is performed to determine the primary beneficiary.
For our consolidated VIEs, we have presented on our consolidated balance sheets, to the extent material, the assets of our consolidated VIEs that can only be used to settle specific obligations of the consolidated VIEs, and the liabilities of our consolidated VIEs for which creditors do not have recourse to our general assets outside of the VIEs.
Cash and Cash Equivalents
Cash equivalents include highly liquid commercial paper, time deposits and money market funds with original maturity periods of three months or less when purchased. Cash and cash equivalents consist of the following:

	As of December 31,
	2014	2013
In millions
Cash	$827.5	$425.6
Cash equivalents:
Commercial paper	—	50.0
Time deposits	9.4	2.3
Money market funds	18.6	54.8
Total cash and cash equivalent	$855.5	$532.7

Cash Committed for Construction Projects
Cash committed for construction projects includes loan proceeds deposited into bank accounts in the normal course of business for general use only in the operations of the project company to build renewable energy systems. The loan proceeds cannot be used by other project companies or for general corporate purposes. In certain instances, withdrawal of such funds may only occur after certain milestones or expenditures during construction have been incurred and approved by the lender in accordance with the terms of the debt agreement. Approvals for the disbursement of such funds are typically received based on support for the qualified expenditures related to the projects provided there are no conditions of default under the loans.
Restricted Cash
Restricted cash consists of cash on deposit in financial institutions that is restricted from use in operations. In certain transactions, we have agreed to issue a letter of credit or provide security deposits regarding the performance or removal of a renewable energy system. Incentive application fees are deposited with local governmental jurisdictions which are held until the construction of the applicable renewable energy system is completed. In addition, cash received during the lease term of a sale-leaseback transaction may be subject to a security and disbursement agreement which generally establishes a reserve requirement for scheduled lease payments under our master lease agreements as discussed below under Revenue Recognition, Renewable Energy System Sales, Sale with a Leaseback, for each sale-leaseback arrangement, as well as certain additional reserve requirements that may be temporarily required in an accrual account. All of the reserve requirements for scheduled lease payments for all projects under each master lease agreement must be satisfied before cash is disbursed under the master lease agreements.
Accounts Receivable
Accounts receivable are reported on the consolidated balance sheets at the invoiced amounts adjusted for any write-offs and the allowance for doubtful accounts. We establish an allowance for doubtful accounts to adjust our receivables to amounts considered to be ultimately collectible. Our allowance is based on a variety of factors, including the length of time receivables are past due, significant one-time events, the financial health of our customers and our historical collections experience.
Inventories
Inventories consist of raw materials, labor and manufacturing overhead and are valued at the lower of cost or market. Fixed overheads are allocated to the costs of conversion based on the normal capacity of our production facilities. Unallocated overheads during periods of abnormally low production levels are recognized as cost of goods sold in the period in which they are incurred. Raw materials and supplies are generally stated at weighted-average cost and goods and work-in-process and finished goods inventories are stated at standard cost as adjusted for variances, which approximate weighted-average actual cost. The valuation of inventory requires us to estimate excess and slow moving inventory. The determination of the value of excess and slow moving inventory is based upon assumptions of future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required.
Inventories also include raw materials (such as solar modules) used to construct future renewable energy systems or sold to third parties. If the inventory will be sold to a third party it is reclassified to finish goods. When the inventory is designated for use to build a specific project, the inventory will be reclassified as either renewable energy systems held for development and sale (if our intent is to sell the system to a third party) or to property, plant and equipment (if our intent is to own and operate the system). The cost of raw materials for renewable energy systems is based on the first-in, first-out (FIFO) method.
Renewable Energy Systems Held for Development and Sale
Renewable energy systems are classified as either held for development and sale or as property, plant and equipment based on our intended use of the system once constructed and provided that certain criteria to be classified as held for sale are met. The classification of the system affects the future accounting and presentation in the consolidated financial statements, including the consolidated statement of operations and consolidated statement of cash flows. Transactions related to the construction and sale of renewable energy systems classified as held for development and sale are classified as operating activities in the consolidated statement of cash flows and within gross profit in the consolidated statement of operations when sold. Renewable energy systems that are classified as property, plant and equipment generally relate to our sale-leaseback transactions and systems that we own and operate. The costs to construct renewable energy systems classified as property, plant and equipment are reported as investing activities of the consolidated statement of cash flows. The proceeds received for the sale and subsequent leaseback of these systems are classified as cash flows from financing activities within the consolidated statement of cash flows.
Renewable energy systems held for development include renewable energy system project related assets for projects that are intended to be sold as direct sales. Development costs include capitalizable costs for items such as permits, acquired land, deposits and work-in-process, among others. Work-in-process includes materials, labor and other capitalizable costs incurred to construct renewable energy systems.
Renewable energy systems held for sale are completed renewable energy systems that have been interconnected. Renewable energy systems held for sale are available for immediate sale in their present conditions subject only to terms that are usual and customary for sales of these types of assets. In addition, we are actively marketing the systems to potential third party buyers, and it is probable that the system will be sold within one year of it's placed in service date. Renewable energy systems held for sale also include systems under contract with a buyer that are accounted for using the deposit method, whereby cash proceeds received from the buyer are held as deposits until a sale can be recognized.
We do not depreciate our renewable energy systems while classified as held for sale. Any energy or incentive revenues generated by these systems are recorded to other income, as such revenues are incidental to our intended use of the system (direct sale to a third party buyer). If facts and circumstances change such that it is no longer probable that the system will be sold within one year of the system's completion date, the system will be reclassified to property, plant and equipment, and we will record depreciation expense in the amount that would have otherwise been recorded during the period the system was classified as held for sale.
Investments
We use the cost method of accounting for equity investments when the investment does not provide us with a controlling interest, does not give us the ability to exercise significant influence and we cannot readily determine the fair value. Cost method investments are initially recorded and subsequently carried at their historical cost and income is recorded to the extent there are dividends. We use the equity method of accounting for our equity investments where we hold more than 20 percent of the outstanding stock of the investee or where we have the ability to significantly influence the operations or financial decisions of the investee. We initially record the investment at cost and adjust the carrying amount each period to recognize our share of the earnings or losses of the investee based on our ownership percentage. We review our equity and cost method investments periodically for indicators of impairment.
Hypothetical Liquidation at Book Value (HLBV)
HLBV method is a balance sheet approach to applying the equity method of accounting that calculates the earnings an investor should recognize based on how an entity would allocate and distribute its cash if it were to sell all of its assets for their carrying amounts and liquidate at a particular point in time. Under the HLBV method, an investor calculates its claim on the investee’s assets at the beginning and end of the reporting period (using the carrying value of the investee’s net assets as reported under U.S. GAAP at those reporting dates) based on the contractual liquidation waterfall. Current period earnings are recognized by the investor based on the change in its claim on net assets of the investee (excluding any contributions or distributions made during the period). We use the HLBV method for any reporting entity that is consolidating an entity and that needs to allocate income to a non-controlling interest.
Property, Plant and Equipment
We record property, plant and equipment at cost and depreciate it ratably over the assets’ estimated useful lives as follows:

	Years
Software	3	-	10
Buildings and improvements	2	-	50
Machinery and equipment	1	-	30
Renewable energy systems	23	-	30

Expenditures for repairs and maintenance are charged to expense as incurred. Additions and betterments are capitalized. The cost and related accumulated depreciation on property, plant and equipment sold or otherwise disposed of are removed from the capital accounts and any gain or loss is reported in earnings.
We often construct renewable energy systems for which we do not have a fixed-price construction contract and, in certain instances, we may construct a system and retain ownership of the system or perform a sale-leaseback. For these projects, we earn revenues associated with the energy generated by the renewable energy system, capitalize the cost of construction to renewable energy system property, plant and equipment and depreciate the system over its estimated useful life. For renewable energy systems under construction for which we intend to retain ownership and finance the system, we recognize all costs incurred as renewable energy system construction in progress.
We may sell a renewable energy system and simultaneously lease back the renewable energy system. Property, plant and equipment accounted for as capital leases (primarily renewable energy systems) are depreciated over the life of the lease. Renewable energy systems that have not reached consummation of a sale under real estate accounting and have been leased back are recorded at the lower of the original cost to construct the system or its fair value and depreciated over the equipment's estimated useful life. For those sale-leasebacks accounted for as capital leases, the gain, if any, on the sale-leaseback transaction is deferred and recorded as a contra-asset that reduces the cost of the renewable energy system, thereby reducing depreciation expense over the life of the asset. Generally, as a result of various tax attributes that accrue to the benefit of the lessor (or tax owner), renewable energy systems accounted for as capital leases are recorded at the net present value of the future minimum lease payments because this amount is lower than the cost and fair market value of the renewable energy system at the lease inception date.
Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the remaining lease term, including renewal periods considered reasonably assured of execution.
When we are entitled to incentive tax credits for property, plant and equipment, we reduce the asset carrying value by the amount of the credit, which reduces future depreciation.
We operate under power services agreements with some customers that include a requirement for the removal of the renewable energy systems at the end of the term of the agreement. In addition, we could have certain legal obligations for asset retirements related to disposing of materials in the event of closure, abandonment or sale of certain of our manufacturing facilities. Liabilities for asset retirement obligations are recognized at fair value in the period in which they are incurred and can be reasonably estimated. Upon recognition of the liability, the carrying amount of the related long-lived asset is correspondingly increased. Over time, the liability is accreted to its expected future value. The corresponding asset capitalized at inception is depreciated over the useful life of the asset.
Impairment of Property, Plant and Equipment
We assess the impairment of long-lived assets (or asset groups) whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. Reviews are performed to determine whether the carrying value of an asset is impaired, based on comparisons of the carrying value to undiscounted expected future cash flows or some other fair value measure. If this comparison indicates that there is impairment, the impaired asset is written down to fair value, which is typically calculated using: (i) quoted market prices or (ii) discounted expected future cash flows utilizing an appropriate discount rate. Impairment is based on the excess of the carrying amount over the fair value of those assets.
Business Combinations
We account for business acquisitions using the acquisition method of accounting and record intangible assets separate from goodwill. Intangible assets are recorded at their fair value based on estimates as of the date of acquisition. Goodwill is recorded as the residual amount of the purchase price consideration less the fair value assigned to the individual assets acquired and liabilities assumed as of the date of acquisition. We recognize acquisition related costs that are not part of the purchase price consideration as general and administrative expense as they are incurred. These costs typically include transaction and integration costs, such as legal, accounting, and other professional fees. Contingent consideration, which represents our obligation to transfer additional assets or equity interests to the seller as part of the exchange if specified future events occur or conditions are met, is accounted for at the acquisition date fair value either as a liability or as equity depending on the terms of the acquisition agreement.
Goodwill and Intangible Assets
Goodwill is recorded as the difference, if any, between the aggregate consideration paid for an acquisition and the fair value of the net tangible and intangible assets acquired and liabilities assumed. Goodwill and intangible assets determined to have indefinite lives are not amortized, but rather are subject to an impairment test annually, on December 1, or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Our indefinite-lived intangible assets include power plant development arrangements acquired in business combinations which relate to anticipated future economic benefits associated with our customer backlog relationships. These intangible assets are allocated to fixed assets upon completion of the construction of the related renewable energy systems stemming from the acquired backlog.
The goodwill impairment test involves a two-step approach. We can, however, perform a qualitative analysis to determine if the two-step approach is necessary. Under the qualitative approach, we analyze relevant events and circumstances to determine if it is more likely than not (a likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount, including goodwill. Relevant events and circumstances include, but are not limited to: macroeconomic conditions, cost fluctuations, financial performance, market and industry performance and entity structure changes. If we perform the qualitative analysis and determine there is a likelihood for impairment or we opt to forgo the qualitative analysis, we would continue with the two-step quantitative analysis. In the first step of the goodwill impairment test, we compare the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step is performed. In the second step, we compare the implied value of the goodwill to the carrying amount of the goodwill. If the carrying amount of goodwill is greater than the implied value, an impairment loss is recognized and the carrying value of goodwill is written down to the fair value.
Intangible assets that have determinable estimated lives are amortized over those estimated lives. Power purchase agreement ("PPAs") and Feed-in Tariffs ("FiTs") comprise the majority of our amortizable intangible assets and have a useful life range of 3-25 years. The useful lives of PPAs and FiTs are equal to the remaining term of the contractual agreement. The straight-line method of amortization is used because it best reflects the pattern in which the economic benefits of the intangible asset are consumed or otherwise used up. The amounts and useful lives assigned to intangible assets acquired impact the amount and timing of future amortization. Intangible assets with definite lives are tested for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. To test for impairment, we compare the carrying value to the undiscounted expected future cash flows or some other fair value measure. If this comparison indicates that there is impairment, the impaired asset is written down to fair value, which is typically calculated using discounted expected future cash flows utilizing an appropriate discount rate. Impairment is based on the excess of the carrying amount over the fair value of those assets.
Operating Leases
We enter into lease agreements for a variety of business purposes, including office and manufacturing space, office and manufacturing equipment and computer equipment. A portion of these are noncancellable operating leases. The lease expense is recorded to the income statement in operating expenses as it is incurred. Any lease that does not qualify as a capital lease is considered an operating lease.
Capital Leases
We are party to master lease agreements that provide for the sale and simultaneous leaseback of certain renewable energy systems constructed by us. For those transactions which are not within the scope of the real estate accounting guidance, we record a liability for the obligation under the capital lease and the renewable energy system is retained on our consolidated balance sheet as property, plant and equipment. The excess of the cash proceeds received in the sale-leaseback over the costs to construct the renewable energy system is retained by us and used to fund current operations and new renewable energy projects. See further discussion in Revenue Recognition below.
Customer and Other Deposits
We have executed long-term solar wafer supply agreements, including amendments, with multiple customers which required the customers to provide security deposits. The terms of these deposits vary, but such deposits are generally required to be applied against a portion of current sales on credit or refunded to customers over the term of the applicable agreement. We also receive short-term deposits from customers, deposits from suppliers and, in 2013, deposits in connection with a supply and license agreement with SMP Ltd. During the year ended December 31, 2014, we made a deposit in the amount of $158.9 million for production tax credit ("PTC") qualified wind turbines that we expect to acquire in 2015.
Revenue Recognition
Renewable Energy System Sales
Renewable energy system sales involving real estate
We recognize revenue for sales of renewable energy systems that involve the concurrent sale or the concurrent lease of the underlying land, whether explicit or implicit in the transaction, in accordance with ASC 360-20, Real Estate Sales. For these transactions, we evaluate the renewable energy system to determine whether the equipment is integral equipment to the real estate. If the equipment is determined to be integral to the real estate, the entire transaction represents the sale of real estate and is therefore subject to the revenue recognition guidance applicable to real estate. A renewable energy system is determined to be integral equipment when the cost to remove the equipment from its existing location, ship and reinstall at a new site, including any diminution in fair value, exceeds ten percent of the fair value of the equipment at the time of original installation. For those transactions subject to real estate accounting, we recognize revenue and profit using the full accrual method once the sale is consummated, the buyer's initial and continuing investments are adequate to demonstrate its commitment to pay, our receivable is not subject to any future subordination, and we have transferred the usual risk and rewards of ownership to the buyer. If these criteria are met and we execute a sales agreement prior to the delivery of the renewable energy system and have an original construction period of three months or longer, we recognize revenue and gross profit using the percentage of completion method of accounting applicable to real estate sales when we can reasonably estimate progress towards completion. During the year ended December 31, 2014, 2013 and 2012 we recognized $10.6 million, $32.5 million and $72.8 million, respectively, of revenue using the percentage of completion method for the sale of renewable energy systems involving real estate.
If the criteria for recognition under the full accrual method are met except that the buyer's initial and continuing investment is less than the level determined to be adequate, then we recognize revenue using the installment method. Under the installment method, we recognize revenue up to the amount of costs incurred and apportion each cash receipt from the buyer between cost recovered and gross profit in the same ratio as total cost and total gross profit bear to the sales value. During 2012, we recognized revenue of $22.7 million using the installment method. In 2014 and 2013, we did not have sales that qualified for use of the installment method.
If we retain continuing involvement in the renewable energy system and do not transfer substantially all of the risks and rewards of ownership to the buyer, we recognize gross profit under a method determined by the nature and extent of our continuing involvement, provided the other criteria for the full accrual method are met. In certain cases, we may provide our customers guarantees of system performance or uptime for a limited period of time and our exposure to loss is contractually limited based on the terms of the applicable agreement. In accordance with real estate sales accounting guidance, the gross profit recognized is reduced by our maximum exposure to loss (thus not necessarily our most probable exposure), until such time that the exposure no longer exists.
Other forms of continuing involvement that do not transfer substantially all of the risks and rewards of ownership preclude revenue recognition under real estate accounting and require us to account for any cash payments using either the deposit or financing method. Such forms of continuing involvement may include contract default or breach remedies that provide us with the option or obligation to repurchase the renewable energy system. Under the deposit method, cash payments received from customers are reported as deferred revenue for renewable energy systems on the consolidated balance sheet. Under the financing method, cash payments received from customers are considered debt and reported as renewable energy financing and capital lease obligations on the consolidated balance sheet.
Renewable energy system sales not involving real estate
We recognize revenue for sales of renewable energy systems without the concurrent sale or the concurrent lease of the underlying land at the time a sales arrangement with a third party is executed, delivery has occurred and we have determined that the sales price is fixed or determinable and collectible. This applies to our residential solar system sales. Under residential sales, we sell to distributors who then install the solar system, thus we recognize revenue upon the distributor receiving the solar kit. For transactions that involve a construction period of three months or longer, we recognize revenue using the percentage of completion method. Percentage of completion is measured by the actual costs incurred for work completed divided by the total estimated costs at completion for each transaction. Contract costs include all direct material and labor costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs and travel costs. Marketing and administration costs are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are recognized in full during the period in which such losses are determined. Changes in project performance, project conditions and estimated profitability, including those arising from contract penalty provisions and final contract settlements, may result in revisions to costs and revenue and are recognized in the period in which the revisions are determined. During the years ended December 31, 2014 and December 31, 2013, we recorded $9.3 million and $53.5 million, respectively, of revenue under the percentage of completion method for the sale of renewable energy systems not involving real estate. There was no revenue recognized for the sale of renewable energy systems not involving real estate under the percentage of completion method during the year ended December 31, 2012.
Renewable energy system sales with service contracts
We frequently negotiate and execute renewable energy system sales contracts and post-system-sale service contracts contemporaneously, which we combine and evaluate together as a single arrangement with multiple deliverables. The total arrangement consideration is first separated and allocated to post-system-sale separately priced extended warranty and maintenance service contracts, and the revenue associated with that deliverable is recognized on a straight-line basis over the contract term. The remaining consideration is allocated to each unit of accounting based on the respective relative selling prices, and revenue is recognized for each unit of accounting when the revenue recognition criteria have been met.
Renewable energy system sales with a leaseback
We are a party to master lease agreements that provide for the sale and simultaneous leaseback of certain renewable energy systems constructed by us. We must determine the appropriate classification of the sale-leaseback on a project-by-project basis because the terms of renewable energy systems lease arrangements may differ from the terms applicable to other renewable energy systems. In addition, we must determine if the renewable energy system is considered integral equipment to the real estate upon which it resides. We do not recognize revenue on sale-leaseback transactions. Instead, revenue is recognized through the sale of electricity and energy credits which are generated as energy is produced. As of December 31, 2014, all sale leasebacks were classified as financing arrangements. A sale-leaseback is classified as a financing sale-leaseback if we have concluded the leased assets are real estate and we have a prohibited form of continuing involvement, such as an option or obligation to repurchase the assets under our master lease agreements.
Under a financing sale-leaseback, we do not recognize any upfront profit because a sale is not recognized. The full amount of the financing proceeds is recorded as debt, which is typically secured by the renewable energy system asset and its future cash flows from energy sales, but generally has no recourse to us under the terms of the arrangement.
We use our incremental borrowing rate to determine the principal and interest component of each lease payment. However, to the extent that our incremental borrowing rate will result in either negative amortization of the financing obligation or a built-in loss at the end of the lease (e.g. net book value of the system asset exceeds the financing obligation), the rate is adjusted to eliminate such results. The interest rate is adjusted accordingly for the majority of our financing sale-leasebacks because our future minimum lease payments do not typically exceed the initial proceeds received from the buyer-lessor. As a result, most of our lease payments are reported as interest expense, the principal of the financing debt does not amortize, and we expect to recognize a gain upon the final lease payment at the end of the lease term equal to the unamortized balance of the financing debt less the remaining carrying value of the renewable energy systems.
Operations and maintenance
Operations and maintenance revenue is invoiced and recognized as services are performed. Costs associated with operations and maintenance contracts are expensed in the period they are incurred.
Power Purchase Agreements
Revenues from retained renewable energy systems are obtained through the sale of energy pursuant to terms set forth in executed power purchase agreements ("PPAs") or other contractual arrangements which have an average remaining life of 20 years as of December 31, 2014. All PPAs are accounted for as operating leases in accordance with ASC 840-20, Operating Leases. Subject to the terms of the agreement, these contracts have no minimum lease payments and all of the rental income under these leases is recorded as income when the electricity is delivered.
Incentive Revenue
For owned or capitalized renewable energy systems, we may receive incentives or subsidies from various governmental jurisdictions in the form of renewable energy credits (“RECs”), which we sell to third parties. We may also receive performance-based incentives (“PBIs”) from public utilities. Both the RECs and PBIs are based on the actual level of output generated from the system. RECs are generated as our renewable energy systems generate electricity. Typically, we enter into five to ten year binding contractual arrangements with utility companies or other investors who purchase RECs at fixed rates. REC revenue is recognized at the time we have transferred a REC pursuant to an executed contract relating to the sale of the RECs to a third party. For PBIs, production from our operated systems is verified by an independent third party and, once verified, revenue is recognized based on the terms of the contract and the fulfillment of all revenue recognition criteria. There are no penalties in the event electricity is not produced for PBIs. However, if production does not occur on the systems for which we have sale contracts for our RECs, we may have to purchase RECs on the spot market or pay specified contractual damages. Historically, we have not had to purchase material amounts of RECs to fulfill our REC sales contracts.
Recording of a sale of RECs and receipt of PBIs under U.S. GAAP are accounted for under ASC 605, Revenue Recognition. There are no differences in the process and related revenue recognition between REC sales to utilities and non-utility customers. Revenue is recorded when all revenue recognition criteria are met, including: there is persuasive evidence an arrangement exists (typically through a contract), services have been rendered through the production of electricity, pricing is fixed and determinable under the contract and collectability is reasonably assured. For RECs, the revenue recognition criteria are met when the energy is produced and a REC is generated and transferred to a third party pursuant to a contract with that party fixing the price for the REC. For PBIs, revenue is recognized upon validation of the kilowatt hours produced from a third party metering company because the quantities to be billed to the utility are determined and agreed to at that time.
Product Sales
Revenue is recognized for product sales when title transfers, the risks and rewards of ownership have been transferred to the customer, the fee is fixed or determinable and collection of the related receivable is reasonably assured, which is generally at the time of shipment for non-consignment orders. In the case of consignment orders, title passes when the customer pulls the product from the assigned storage facility or storage area or, if the customer does not pull the product within a contractually stated period of time (generally 60–90 days), at the end of that period, or when the customer otherwise agrees to take title to the product. Our product sales are generally made to customer specifications, and we conduct rigorous quality control and testing procedures to ensure that the finished product sales meet the customer’s specifications before the product is shipped. We consider international shipping term definitions in our determination of when title passes. We defer revenue for multiple element arrangements based on an average fair value per unit for the total arrangement when we receive cash in excess of fair value. We also defer revenue when pricing is not fixed or determinable or other revenue recognition criteria is not met.
Renewable Energy System Deferred Revenue
Our Renewable Energy Development segment defers revenue for profit deferrals for performance guarantees on systems sold during 2014 and prior periods subject to real estate accounting, customer deposits received for renewable energy systems under development, and deferred incentive subsidies that will be amortized over the depreciable life of the system.
Valuation of Convertible Debt
Our senior convertible notes require recognition of both a debt obligation and conversion option derivative in the consolidated financial statements. The debt component is required to be recognized at the fair value of a similar debt instrument that does not have an associated derivative component. The conversion option is recorded at fair value utilizing Level 2 inputs consisting of the exercise price of the instruments, the price and volatility of our common stock, the risk free interest rate and the contractual term. Such derivative instruments are not traded on an open market as the banks are the counterparties to the instruments. The accounting guidance also requires an accretion of the resulting debt discount as interest expense using the effective interest rate method over the expected life of the convertible debt.
Derivative Financial Instruments and Hedging Activities
All derivative instruments are recorded on the consolidated balance sheet at fair value. Derivatives not designated as hedge accounting and used to hedge foreign-currency-denominated balance sheet items are reported directly in earnings along with the offsetting transaction gains and losses associated with the items being hedged. Derivatives used to hedge foreign-currency denominated cash flows and floating rate debt may be accounted for as cash flow hedges, as deemed appropriate. Gains and losses on derivatives designated as cash flow hedges are recorded in other comprehensive (loss) income and reclassified to earnings in a manner that matches the timing of the earnings impact of the hedged transactions. The ineffective portion of all cash flow hedges, if any, is recognized currently in earnings. Derivatives used to manage the foreign currency exchange risk associated with a net investment denominated in another currency are accounted for as a net investment hedge. The effective portion of the hedge is recorded in the same manner as foreign currency translation adjustment in other comprehensive (loss) income. When the investment is dissolved and we recognize a gain or loss in other income (expense), the associated hedge gain or loss in other comprehensive (loss) income will be reclassified to other income (expense).
Derivatives not designated as hedging
We use foreign currency forward contracts to mitigate the risk that the net cash flows resulting from foreign currency transactions will be negatively affected by changes in exchange rates. Gains or losses on our forward contracts, as well as the offsetting losses or gains on the related hedged receivables and payables, are included in non-operating expenses (income) in the consolidated statement of operations. Net currency losses on unhedged foreign currency positions totaled $32.6 million, $12.3 million and $13.6 million in 2014, 2013 and 2012, respectively.
The embedded conversion options within senior convertible notes are derivative instruments that are required to be separated from the notes. From December 20, 2013 through May 29, 2014, the period in which we would have been required to settle conversions in cash if exercised, the embedded conversion options within the senior convertible notes due 2018 and 2021 were separated from these notes and accounted for separately as derivative instruments (derivative liabilities) with changes in fair value reported in the consolidated statements of operations, as further discussed in Note 10. Upon obtaining the requisite approvals from our stockholders, these conversion options were determined to be indexed to our common stock and therefore considered equity instruments. Thus, as of May 29, 2014, the conversion options were remeasured at fair value, with the change in fair value reported in the consolidated statement of operations, and the resulting fair value of the conversion options was reclassified to Stockholders' Equity. Changes in fair value subsequent to May 29, 2014 are not recognized in the consolidated statement of operations as long as the instruments continue to qualify to be classified as equity. The embedded conversion options within the senior convertible notes due 2020 are indexed to our common stock and thus were classified as equity instruments upon issuance of these notes.
In connection with the senior convertible notes, we also entered into privately negotiated convertible note hedge transactions and warrant transactions with certain of the initial purchasers of the senior convertible notes or their affiliates. Assuming full performance by the counterparties, the purpose of these transactions was to effectively reduce our potential payout over the principal amount on the notes upon conversion of the notes. From December 20, 2013 through May 29, 2014, the period in which we would have been required to settle the note hedges and warrants related to the senior convertible notes due 2018 and 2021 in cash if exercised, these instruments were required to be accounted for as derivative instruments with changes in fair value reported in the consolidated statements of operations, as further discussed in Note 10. Upon obtaining the requisite approvals from our stockholders, these note hedges and warrants were considered equity instruments. Thus, as of May 29, 2014, these note hedges and warrants were remeasured at fair value, with the changes in fair value reported in the consolidated statement of operations, and the resulting fair values of the note hedges and warrants were reclassified to Stockholders' Equity. Changes in fair value subsequent to May 29, 2014 will not be recognized in the consolidated statement of operations as long as the instruments continue to qualify to be classified as equity. The note hedges and warrants associated with the senior convertible notes due 2020 are indexed to our common stock and thus were classified as equity instruments upon issuance of these notes.
Derivatives designated as hedging
In addition to the currency forward contracts purchased to hedge transactional currency risks, we may enter into currency forward contracts to hedge cash flow risks associated with future purchases of raw materials. Our cash flow hedges are designed to protect against the variability in foreign currency rates between a foreign currency and the U.S. Dollar. As of December 31, 2014, there were no currency forward contracts outstanding being accounted for as cash flow hedges.
We are party to certain interest rate swap instruments that are accounted for using hedge accounting. Interest rate swap arrangements are used to manage risks generally associated with interest rate fluctuations. These contracts have been accounted for as a qualifying cash flow hedge in accordance with derivative instrument and hedging activities guidance, whereby the balance reported within the consolidated financial statements represents the estimated fair value of the net amount we would settle on December 31, 2014. The fair value is an estimate of the net amount that we would pay or receive on the measurement date if the agreements were transferred to other parties or cancelled by us. The counterparties to these agreements are financial institutions. The fair values of the contracts are estimated by obtaining quotations from the financial institutions.
Deferred Financing Costs
We take on debt to raise cash for various transactions and incur various financing charges related to the debt. The financing charges are paid up front, but relate to the life of the debt. We record the financing fees as a deferred charge within other assets and amortize to the income statement over the life of the debt.
Foreign Currency
We determine the functional currency of each subsidiary based on a number of factors, including the predominant currency for the subsidiary’s sales and expenditures and the subsidiary’s borrowings. When a subsidiary’s local currency is considered its functional currency, we translate its financial statements to U.S. Dollars as follows:

•	Assets and liabilities using exchange rates in effect at the balance sheet date; and

•	Statement of operations accounts at average exchange rates for the period.
Translation adjustments are reported in accumulated other comprehensive (loss) income in stockholders’ equity.
Transaction gains and losses that arise from exchange rate fluctuations on transactions and balances denominated in a currency other than the functional currency are reported in the statement of operations as incurred.
Noncontrolling Interests
Noncontrolling interest represents the portion of net assets in consolidated entities that we do not own. For certain partnerships structures where income is not allocated based on legal ownership percentages, we measure the income (loss) allocable to the noncontrolling interest holders using the HLBV method that considers the terms of the governing contractual arrangements. The noncontrolling interests’ balance is reported as a component of equity in the consolidated balance sheets.
Income Taxes
We use the asset and liability method of accounting for income taxes. Under this method, we are required to recognize the deferred tax liabilities and assets for the expected future tax consequences of temporary differences between financial statement accounting and tax accounting. We record the tax effect of these temporary differences as deferred tax assets (generally items that can be used as a tax deduction or credit in future periods) and deferred tax liabilities (generally items for which we receive a tax deduction, but have not yet been recorded in the consolidated statement of operations). We regularly review our deferred tax assets for realizability, taking into consideration all available evidence, both positive and negative, including historical pre-tax and taxable income (losses), projected future pre-tax and taxable income (losses) and the expected timing of the reversals of existing temporary differences. In arriving at these judgments, the weight given to the potential effect of all positive and negative evidence is commensurate with the extent to which it can be objectively verified. Income from our financing sale-leaseback transactions in the U.S. is deferred until the end of the lease term, generally 20-25 years, through the extinguishment of the debt. However, sale-leaseback transactions generate current U.S. taxable income at the time of the sale, with the timing differences increasing deferred tax assets.
We believe our tax positions are in compliance with applicable tax laws and regulations. Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in our tax returns that do not meet these recognition and measurement standards. The accrual of interest begins in the first reporting period that interest would begin to accrue under the applicable tax law. Penalties, when applicable, are accrued in the financial reporting period in which the uncertain tax position is taken on a tax return. We recognize interest and penalties related to uncertain tax positions in income tax expense, which is consistent with our historical policy. Unrecognized tax benefits, including accrued interest and penalties, are included as a component of other long-term liabilities because we do not anticipate that settlement of the liabilities will require payment of cash within the next year.
We believe that our unrecognized tax benefits, including related interest, are adequate in relation to the potential for additional tax assessments. There is a risk, however, that the amounts ultimately paid upon resolution of audits could be materially different from the amounts previously included in our income tax expense and, therefore, could have a material impact on our tax provision, net (loss) income and cash flows. We review our unrecognized tax benefits quarterly, and we may adjust such liabilities due to proposed assessments by tax authorities, changes in facts and circumstances, issuance of new regulations or new case law, negotiations between tax authorities of different countries concerning our transfer prices between our subsidiaries, the resolution of entire audits, or the expiration of statutes of limitations. Adjustments are most likely to occur in the year during which major audits are closed.
We do not recognize a deferred tax liability for U.S. income taxes on the remaining undistributed earnings of our foreign subsidiaries, which would be payable if the undistributed earnings were distributed to the U.S., as we consider those foreign earnings to be permanently reinvested outside the U.S. We plan foreign remittance amounts based on projected cash flow needs as well as the working capital and long-term investment requirements of our foreign subsidiaries and our domestic operations.
We have made our best estimates of certain income tax amounts included in the financial statements. Application of our accounting policies and estimates, however, involves the exercise of judgment and use of assumptions as to future uncertainties and, as a result, actual results could differ from these estimates. In arriving at our estimates, factors we consider include: how accurate the estimate or assumptions have been in the past, how much the estimate or assumptions have changed and how reasonably likely such change may have a material impact.
Stock-Based Compensation
Stock-based compensation expense for all share-based payment awards is based on the estimated grant-date fair value. We recognize these compensation costs net of an estimated forfeiture rate for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the option vesting term. For ratable awards, we recognize compensation costs for all grants on a straight-line basis over the requisite service period of the entire award. We estimate the forfeiture rate taking into consideration our historical experience during the preceding four fiscal years.
We routinely examine our assumptions used in estimating the fair value of employee options granted. As part of this assessment, we have determined that our historical stock price volatility and historical pattern of option exercises are appropriate indicators of expected volatility and expected term. The discount rate is determined based on the implied yield currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the award. We estimate the fair value of options using the Black-Scholes option-pricing model for our ratable and cliff vesting options. For our market condition awards, the grant date fair value was calculated for these awards using a probabilistic approach under a Monte Carlo simulation taking into consideration volatility, interest rates and expected term.
Contingencies
We are involved in conditions, situations or circumstances in the ordinary course of business with possible gain or loss contingencies that will ultimately be resolved when one or more future events occur or fail to occur. We establish reserves once a payment associated with a claim becomes probable and the payment can be reasonably estimated. We continually evaluate uncertainties associated with loss contingencies and record a charge equal to at least the minimum estimated liability for a loss contingency when both of the following conditions are met: (i) information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements and (ii) the loss or range of loss can be reasonably estimated. Legal costs are expensed when incurred. Gain contingencies are not recorded until realized or realizable.
Shipping and Handling
Costs to ship products to customers are included in marketing and administration expense in the consolidated statement of operations. Amounts billed to customers, if any, to cover shipping and handling are reported in net sales. Cost to ship products to customers were $2.1 million, $2.6 million and $1.2 million for the years ended December 31, 2014, 2013 and 2012, respectively.
Fair Value Measurements
Fair value accounting guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, and are based on market data obtained from sources independent of us. Unobservable inputs reflect assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

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Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Because valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

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Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. Valuations for Level 2 are prepared on an individual instrument basis using data obtained from recent transactions for identical securities in inactive markets or pricing data from similar instruments in active and inactive markets.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
We maintain various financial instruments recorded at cost in the December 31, 2014 and 2013 balance sheets that are not required to be recorded at fair value. For certain of these instruments, including cash equivalents, restricted cash, accounts receivable and payable, customer deposits, income taxes receivable and payable, short-term borrowings and accrued liabilities, cost approximates fair value because of the short maturity period. See Note 12 for disclosures regarding the fair value of debt.
Accounting Standards Updates
In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. ASU 2014-08 limits the requirement to report discontinued operations to disposals of components of an entity that represent strategic shifts that have (or will have) a major effect on an entity’s operations and financial results. ASU 2014-08 also requires expanded disclosures concerning discontinued operations, disclosures of certain financial results attributable to a disposal of a significant component of an entity that does not qualify for discontinued operations reporting and expanded disclosures for long-lived assets classified as held for sale or disposed of. ASU 2014-08 is effective for us on a prospective basis in our first quarter of fiscal 2015. Early adoption is permitted, but only for disposals (or assets classified as held for sale) that have not been reported in financial statements previously issued or available for issuance. The adoption of ASU 2014-08 is not expected to have a material impact on our consolidated financial statements and related disclosures.
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU 2014-09 will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. ASU 2014-09 is effective for us on January 1, 2017. Early application is not permitted. The standard permits the use of either a retrospective or cumulative effect transition method. We have not determined which transition method we will adopt, and we are currently evaluating the impact that ASU 2014-09 will have on our consolidated financial statements and related disclosures upon adoption.
In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to evaluate, at each annual and interim reporting period, whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date the financial statements are issued and to provide related disclosures. ASU 2014-15 is effective for us for our fiscal year ending December 31, 2016 and for interim periods thereafter. We are currently evaluating the impact of this standard on our consolidated financial statements.
In January 2015, the FASB issued ASU No. 2015-01, Income Statement —Extraordinary and Unusual Items (Subtopic 225-20), which eliminates the concept of reporting for extraordinary items. ASU 2015-01 is effective for us for our fiscal year ending December 31, 2016 and for interim periods thereafter. We are currently evaluating the impact of this standard on our consolidated financial statements.
On February 18, 2015, the FASB issued ASU No. 2015-02, Consolidation, which reduces the number of consolidation models and simplifies the current standard. Entities may no longer need to consolidate a legal entity in certain circumstances based solely on its fee arrangements when certain criteria are met. ASU 2015-02 reduces the frequency of the application of related-party guidance when determining a controlling financial interest in a variable interest entity. ASU 2015-02 is effective for us for our fiscal year ending December 31, 2015. We are currently evaluating the impact of this standard on our consolidated financial statements.